UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8620

The Milestone Funds

____________________________________________________

(Exact name of registrant as specified in charter)

115 East Putnam Avenue

Greenwich, CT 06830

____________________________________________________

(Address of principal executive offices) (Zip code)

Leigh Carleton

Milestone Capital Management, LLC

115 East Putnam Avenue

Greenwich, CT 06830

____________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-941-6453

Date of fiscal year end: November 30, 2009

Date of reporting period: May 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

__________________________________

SEMI-ANNUAL REPORT

MAY 31, 2009

__________________________________

ADVISER

Milestone Capital Management, LLC

The Milestone Funds

The Milestone Funds Privacy Policy

Protecting the Privacy of Information

The Milestone Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Milestone Funds do not share information with other companies for purposes of marketing solicitations for products other than the Milestone Funds. Therefore, The Milestone Funds do not provide opt-out options to their shareholders.

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

The Milestone Funds

(This page intentionally left blank.)

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

MAY 31, 2009

Dear Investors:

During the past six months, Milestone Capital Management continued to focus on its conservative investment philosophy and management discipline. We are pleased to report that The Milestone Funds Treasury Obligations Portfolio performed favorably despite historic low short-term interest rates and one of the worst economic environments in recent time.

Since its inception in 1994, Milestone has had the privilege to work in partnership with many of our investors to continually identify new ways to provide excellence in service and institutional liquidity management. The semi-annual report highlights our track record of consistently meeting your safety and liquidity objectives as outlined in the prospectus.

In the first half of 2009, many of our investors took advantage of our late-day liquidity management services, customized reporting and transaction platforms. As we look ahead to the second half of the year, Milestone remains committed to each of you as we strive to meet your liquidity, service, and technological needs.

We welcome your feedback and input as we continue to uphold our commitment to you on our core principles of service, value, and integrity. We look forward to exploring new cash management capabilities in response to your requests.

Thank you for continuing confidence in Milestone and for investing in The Milestone Funds. Please contact our team directly to tell us how we can be of service to you.

Sincerely,

Leigh Carleton CEO Milestone Capital Management	Marc Pfeffer CIO Milestone Capital Management

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Summary

MAY 31, 2009 (Unaudited)

PORTFOLIO BREAKDOWN

All data is as of May 31, 2009. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses

MAY 31, 2009 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended May 31, 2009.

Actual Expenses

The first line of each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized
	Account	Account	Expense Ratio	Expenses Paid
	Value	Value	Based on the	During the
	12/01/08	05/31/09	Six-Month Period	Six-Month Period*
Milestone Treasury Obligations Portfolio – Investor Shares
Actual	$1,000.00	$1,000.20	0.43%	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.78	0.43%	$2.18
Milestone Treasury Obligations Portfolio – Institutional Shares
Actual	$1,000.00	$1,001.35	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	0.20%	$1.01
Milestone Treasury Obligations Portfolio – Financial Shares
Actual	$1,000.00	$1,001.60	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses (Continued)

MAY 31, 2009 (Unaudited)

	Beginning	Ending	Annualized
	Account	Account	Expense Ratio	Expenses Paid
	Value	Value	Based on the	During the
	12/01/08	05/31/09	Six-Month Period	Six-Month Period*
Milestone Treasury Obligations Portfolio – Premium Shares
Actual	$1,000.00	$1,000.05	0.46%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.46%	$2.30
*

Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2009, and divided by the 365 days in the Portfolio’s current fiscal year (to reflect the six-month period).

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments

MAY 31, 2009 (Unaudited)

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
U.S. Government Obligations — 40.4%
U.S. Treasury Bills* — 40.4%
	$90,000	1.26%-1.65%	6/4/09	$89,988
	50,000	1.46%-1.51%	6/24/09	49,953
	15,000	0.26%-0.29%	6/25/09	14,997
	62,464	0.21%-1.36%	7/2/09	62,418
	10,228	0.32%	7/9/09	10,225
	45,000	0.34%-1.06%	7/30/09	44,945
	23,000	0.40%	8/6/09	22,984
	20,000	0.49%	8/13/09	19,981
	15,000	0.50%	8/27/09	14,982
	10,000	0.35%	9/10/09	9,990
	23,220	0.41%	10/8/09	23,187
	55,000	0.26%-0.50%	10/22/09	54,897
	15,000	0.30%	10/29/09	14,981
	20,000	0.33%	11/5/09	19,971
	40,000	0.31%	11/12/09	39,944
	145,000	0.29%-0.61%	11/19/09	144,701
	55,000	0.51%	4/1/10	54,768
Total U.S. Government Obligations (Cost $692,912)				692,912
Repurchase Agreements — 60.1%
Barclays Capital Management, Inc., dated 5/27/09, repurchase price $119,003 (Collateralized by: U.S. Treasury Note: $121,093, 0.875%, 2/28/11; aggregate market value plus accrued interest $121,380)
	119,000	0.18%	6/1/09	119,000
Barclays Capital Management, Inc., dated 5/28/09, repurchase price $177,004 (Collateralized by: U.S. Treasury Note: $180,113, 0.875%, 2/28/11; aggregate market value plus accrued interest $180,540)
	177,000	0.18%	6/1/09	177,000

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments (Continued)

MAY 31, 2009 (Unaudited)

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
Repurchase Agreements — 60.1% (Continued)
Barclays Capital Management, Inc., dated 5/29/09, repurchase price $135,003 (Collateralized by: U.S. Treasury Note: $134,809, 4.625%, 11/15/09; aggregate market value plus accrued interest $137,700)
	135,000	0.18%	6/2/09	135,000

BNP Paribas Securities Corp., dated 5/29/09, repurchase price $600,009 (Collateralized by: U.S. Treasury Bills: $16,521, 7/9/09-9/17/09; U.S. Treasury Notes: $533,695, 0.625%-4.625%, 1/15/10-7/15/13; aggregate market value plus accrued interest $612,000)

	600,000	0.18%	6/1/09	600,000
Total Repurchase Agreements (Cost $1,031,000)				1,031,000
Total Investments (Cost $1,723,912) — 100.5%				1,723,912
Liabilities in excess of other assets — (0.5)%				(7,844)
Net Assets — 100.0%				$1,716,068
*	Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement of Assets and Liabilities

MAY 31, 2009 (Unaudited)

ASSETS:
Investments, at value and cost	$692,912,443
Repurchase agreements, at value and cost	1,031,000,000
Interest receivable	17,540
Prepaid expenses	93,967
Total assets	1,724,023,950
LIABILITIES:
Due to Custodian	7,309,134
Dividends payable	223,861
Advisory fee payable	150,460
Administration fee payable	51,691
Distribution fee payable — Premium Shares	28,197
Shareholder service fee payable	10,554
Accrued expenses	182,479
Total liabilities	7,956,376
NET ASSETS	$1,716,067,574
NET ASSETS BY CLASS OF SHARES:
Investor Shares	$103,240,934
Institutional Shares	846,187,702
Financial Shares	623,004,981
Premium Shares	143,633,957
NET ASSETS	$1,716,067,574
SHARES OUTSTANDING:
Investor Shares	103,206,001
Institutional Shares	846,041,065
Financial Shares	623,030,634
Premium Shares	143,669,792
NET ASSET VALUE PER SHARE	$1.00
COMPOSITION OF NET ASSETS:
Shares of beneficial interest	$1,715,942,184
Accumulated net realized gain	125,390
NET ASSETS	$1,716,067,574

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$4,100,934
EXPENSES:
Advisory fees	873,942
Administration fees	349,574
Shareholder service fees:
Investor Shares	142,543
Institutional Shares	369,513
Financial Shares	188,411
Premium Shares	37,783
Distribution fees:
Premium Shares	148,388
Administrative Shares	20,544
Transfer agent fees and expenses	57,710
Publication expenses and rating service fees	52,383
Legal fees	47,320
Custodian fees and expenses	38,550
Accounting service fees	27,493
Cash management fees	27,357
Report to shareholders	24,038
Registration and filing fees	19,053
Insurance expense	18,772
Trustees’ fees	16,533
Compliance fees	15,905
Audit fees	15,249
Other expenses	3,205
Total expenses before reimbursement	2,494,266
Reimbursement	(620,581)
Earnings credit adjustment	(41)
Net Expenses	1,873,644
NET INVESTMENT INCOME	2,227,290
NET REALIZED GAIN ON INVESTMENTS	16,523
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,243,813

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statements of Changes in Net Assets

	For the six
	months ended	For the year
	May 31, 2009	ended
	(Unaudited)	November 30, 2008
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$2,227,290	$39,562,973
Net realized gain on investments	16,523	36,239
Net increase in net assets resulting from operations	2,243,813	39,599,212
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income — Investor Shares	(26,788)	(4,150,947)
Net investment income — Institutional Shares	(984,613)	(20,259,636)
Net investment income — Financial Shares	(1,208,727)	(12,576,890)
Net investment income — Premium Shares	(6,407)	(1,552,877)
Net investment income — Administrative Shares	(755)	(1,022,623)
Net realized gain on investments — Investor Shares	—	(2,355)
Net realized gain on investments — Institutional Shares	—	(10,295)
Net realized gain on investments — Financial Shares	—	(6,903)
Net realized gain on investments — Premium Shares	—	(1,307)
Net realized gain on investments — Administrative Shares	—	(870)
Total distributions to shareholders	(2,227,290)	(39,584,703)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
Sale of shares — Investor Shares	146,734,047	588,267,646
Sale of shares — Institutional Shares	2,679,649,798	6,638,249,011
Sale of shares — Financial Shares	4,826,692,135	9,896,545,614
Sale of shares — Premium Shares	103,493,937	393,158,352
Sale of shares — Administrative Shares	37,430,982	236,543,047
Reinvested dividends — Investor Shares	7,570	1,079,679
Reinvested dividends — Institutional Shares	158,848	7,124,333
Reinvested dividends — Financial Shares	495,970	6,376,001
Cost of shares repurchased — Investor Shares	(208,437,328)	(729,211,769)
Cost of shares repurchased — Institutional Shares	(2,439,793,467)	(7,420,833,559)
Cost of shares repurchased — Financial Shares	(4,967,197,725)	(9,678,834,023)
Cost of shares repurchased — Premium Shares	(55,579,575)	(393,951,275)
Cost of shares repurchased — Administrative Shares	(88,288,807)	(241,241,365)
Net increase (decrease) in net assets from shares of beneficial interest	35,366,385	(696,728,308)
Total increase (decrease)	35,382,908	(696,713,799)
NET ASSETS:
Beginning of period	1,680,684,666	2,377,398,465
End of period	$1,716,067,574	$1,680,684,666

*	Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements

MAY 31, 2009 (Unaudited)

NOTE 1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the “Trust”) was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the “Portfolio”) which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Premium Shares and Administrative Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Premium Shares on May 20, 1997 and Administrative Shares on September 6, 2006. The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Effective January 14, 2009, the Trust liquidated the Administrative Shares. All shareholders, in the Administrative Shares as of the close of business January 13, 2009, became shareholders of the Premium Shares. This transaction did not adversely affect shareholders of any class of the Trust.

Valuation of Securities — Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

Fair Value Measurement — In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” (FAS 157). FAS 157 establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Statement is effective for fair value measures already required or permitted by other standards for fiscal years beginning after November 15, 2007. The Fund was required to adopt FAS 157 beginning on December 1, 2007. As a result of the adoption of FAS 157 there was no impact on the financial statements or the manner for which fair valued is determined. The Fund utilizes various inputs in determining the value of it’s investments. These inputs are summarized in the three broad levels as follows: Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of May 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	1,723,912,443	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,723,912,443	$—

During the six months ended May 31, 2009, the Portfolio did not invest in Level 3 securities.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

MAY 31, 2009 (Unaudited)

Repurchase Agreements — The Portfolio may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions — Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 2009 is substantially the same as shown on the accompanying portfolio of investments.

Multiple Class Allocations — Each share of the Portfolio’s five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio’s class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than- not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On May 31, 2008, the Portfolio implemented FIN 48 which supplements FASB 109, “Accounting for Income Taxes”. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005-2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

Interest Income and Dividends to Shareholders — Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

MAY 31, 2009 (Unaudited)

Accounting Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the “Adviser”) serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares, Premium Shares and Administrative Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. For the six months ended May 31, 2009, for these services, the Adviser charged fees, prior to any waivers, at annual rates equal to 0.25% 0.10%, 0.05%, 0.25% and 0.25% of the daily average net asses of the Investor Shares, Institutional Shares, Financial Shares, Premium Shares and Administrative Shares, respectively. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the six months ended May 31, 2009, the Adviser agreed to waive any portion of its Shareholder Service fees and reimburse any other expenses in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively. As a result, for the six months ended May 31, 2009, the Adviser received Shareholder Service fees equal to annual rates of 0.17% and 0.01% of the average daily net assets of the Investor Shares and Financial Shares, respectively. For the six months ended May 31, 2009, the Adviser received no Shareholder Service fees from the Institutional Shares and also reimbursed the Portfolio for other expenses for the Investor Shares, Institutional Shares, Financial Shares and Premium Shares in the amount of $38,062, $422,845, and $159,674 in order to limit the total expense of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15%, respectively, of its average daily net assets, as described above.

The Trust has adopted a Distribution Plan for the Premium Shares and Administrative Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares and Administrative Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares and Administrative Shares at annual rates of up to 0.35% of the average daily net assets of the Premium Shares and 0.75% of the average daily net assets of the Administrative Shares. For the six months ended May 31, 2009, pursuant to this plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.25% and 0.75% of the average daily net assets of the Premium Shares and Administrative Shares, respectively. The plan will only make payment for expenses actually

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

MAY 31, 2009 (Unaudited)

incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 2009, there were no unreimbursed expenses.

During the six months ended May 31, 2009, shareholder servicing expenses were reduced to 0.06% of its average daily net assets for the Premium Shares. For the period ended January 13, 2009, shareholder servicing expenses were reduced to 0.00% of its average daily net assets for the Administrative Shares. Also during the period ended January 13, 2009, distribution expense was reduced to 0.34% of its average daily net assets for the Administrative Shares.

For the current fiscal year, the Adviser has agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares and Administrative Shares up to 0.65% and 1.20% of the average daily net assets, respectively. During the six months ended May 31, 2009 and for the period ended January 13, 2009, the total expenses of the Premium Shares and Administrative Shares did not exceed their limits.

For the six months ended May 31, 2009, the Portfolio, under the servicing agreements with The Bank of New York Mellon, received an earnings credit offset against the cash management expense of $41.

The Adviser also serves as administrator (the “Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

During the six months ended May 31, 2009, the Portfolio paid administration fees attributable to each class as follows:

Investor Shares:	$57,447
Institutional Shares:	253,069
Financial Shares:	34,497
Premium Shares:	4,110
Administrative Shares:	451

In addition, the Administrator has a sub-administration agreement with The Bank of New York Mellon (the “Sub-Administrator”). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $50,000 during the six months ended May 31, 2009.

ALPS Fund Services, Inc. is the Trust’s transfer agent, and ALPS Distributors, Inc. is the dividend disbursing agent, and also the Trust’s Distributor of the Portfolio’s shares, pursuant to a Distribution Agreement with the Trust. The Distributor is an affiliate of the Trust’s transfer agent. The Distributor is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Distribution Agreement.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

MAY 31, 2009 (Unaudited)

NOTE 3. RESULTS OF SPECIAL SHAREHOLDERS MEETING

A Special Shareholders Meeting was held on December 23, 2008. At the meeting, sufficient shareholder votes were received so that the Portfolio had achieved the requisite approval for the new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser to replace the current investment advisory agreement.

	For	Against	Abstain
Approval of new investment advisory agreement	734,801,188	5,782	452,219

NOTE 4. NEW ACCOUNTING PRONOUNCEMENTS

The FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008. At this time, management has evaluated the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Portfolio’s financial statements.

The FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type. FSP 157-4 shall be effective for interim and annual reporting periods ending after June 15, 2009. Management is evaluating the implications of FSP 157-4 and its impact on the financial statements has not yet been determined.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights

	Investor Shares
	For the six months ended May 31, 2009 (unaudited)		For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004
Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000	(a)	0.017	0.046	0.044	0.025	0.008
Dividends from net investment income	(0.000	)(a)	(0.017)	(0.046)	(0.044)	(0.025)	(0.008)
Ending net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	0.02%		1.74%	4.71%	4.51%	2.58%	0.84%
Ratios/supplemental data
Ratios to average net assets:
Expenses (c)	0.43	%(d)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	0.04	%(d)	1.92%	4.62%	4.43%	2.55%	0.80%
Net assets at the end of the period (000’s omitted)	$103,241		$164,936	$304,798	$474,039	$314,742	$306,951

(a)	Less than $0.001 per share.
(b)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(c)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.08%, 0.02%, 0.03%, 0.03%, 0.03%, and 0.03% for each of the respective periods presented.
(d)	Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Institutional Shares
	For the six months ended May 31, 2009 (unaudited)		For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004
Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001		0.020	0.049	0.047	0.028	0.011
Dividends from net investment income	(0.001)		(0.020)	(0.049)	(0.047)	(0.028)	(0.011)
Ending net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	0.13%		1.99%	4.98%	4.77%	2.83%	1.09%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.27	%(c)	2.15%	4.85%	4.67%	2.78%	1.02%
Net assets at the end of the period (000’s omitted)	$846,188		$606,165	$1,381,619	$907,971	$578,250	$618,270

(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.11%, 0.10%, 0.09%, 0.08%, 0.03%, and 0.03%, for each of the respective periods presented.
(c)	Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Financial Shares
	For the six months ended May 31, 2009 (unaudited)		For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004
Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.002		0.020	0.049	0.047	0.028	0.011
Dividends from net investment income	(0.002)		(0.020)	(0.049)	(0.047)	(0.028)	(0.011)
Ending net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	0.16%		2.04%	5.03%	4.82%	2.88%	1.14%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.15	%(c)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.32	%(c)	2.01%	4.91%	4.67%	2.84%	1.09%
Net assets at the end of the period (000’s omitted)	$623,005		$763,007	$538,914	$669,859	$1,075,395	$910,176

(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.04%, 0.04%, 0.03%, 0.03%, 0.04%, and 0.03%, for each of the respective periods presented.
(c)	Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Premium Shares
	For the six months ended May 31, 2009 (unaudited)		For the year ended November 30, 2008		For the year ended November 30, 2007		For the year ended November 30, 2006		For the year ended November 30, 2005		For the year ended November 30, 2004
Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	(a)	0.015		0.044		0.042		0.024		0.007
Dividends from net investment income	(0.000	)(a)	(0.015)		(0.044)		(0.042)		(0.024)		(0.007)
Ending net asset value per share	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)	0.00%		1.55%		4.52%		4.32%		2.40%		0.69%
Ratios/supplemental data
Ratios to average net assets:
Expenses	0.46	%(c)(e)	0.64	%(d)	0.64	%(d)	0.63	%(c)	0.63	%(c)	0.60	%(c)
Net investment income	0.01	%(e)	1.53%		4.44%		4.25%		2.32%		0.64%
Net assets at the end of the period (000’s omitted)	$143,634		$95,718		$96,511		$169,326		$154,035		$192,213

(a)	Less than $0.001 per share.
(b)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(c)	Net of advisory, distribution and shareholder servicing fees waived of 0.19%, 0.01%, 0.03%, and 0.03%, for each of the respective periods presented.
(d)	Distribution fee waived represents less than 0.001% for each of the respective periods presented.
(e)	Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Administrative Shares
	For the period ended January 13, 2009** (unaudited)		For the year ended November 30, 2008	For the year ended November 30, 2007		For the period September 6, 2006* through November 30, 2006
Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00	$1.00		$1.00
Net investment income	0.000	(a)	0.011	0.039		0.010
Dividends from net investment income	(0.000	)(a)	(0.011)	(0.039)		(0.010)
Ending net asset value per share	$1.00		$1.00	$1.00		$1.00
Total return (b)	0.00%		1.12%	3.97%		0.97%
Ratios/supplemental data
Ratios to average net assets:
Expenses	0.50	%(c)(d)	1.08%	1.17	%(e)	1.20	%(c)(d)
Net investment income	0.01	%(d)	1.27%	3.89%		4.11	%(d)
Net assets at the end of the period (000’s omitted)	$0		$50,859	$55,556		$46,608

*	Commencement of offering of shares.
**	Effective January 14, 2009, the Administrative Share class was closed and outstanding shares were exchanged for shares of the Premium Shares.
(a)	Less than $0.001 per share.
(b)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(c)	Net of distribution and shareholder servicing fees waived of 0.66% and 0.01%, for the respective periods presented.
(d)	Annualized.
(e)	Distribution fees waived represents less than 0.001% for the period presented.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Factors Considered in Approving Investment Advisory Agreement

Consideration of the Board in approving the Trust’s investment advisory agreement

At an in-person meeting, the Board of Trustees (the “Trustees” or the “Board”) of The Milestone Funds (the “Trust”) considered the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Treasury Obligations Portfolio (the “Portfolio”), and Milestone Capital Management, LLC (“Milestone Capital”).

At the meeting, the Trustees discussed with counsel to the Trust and counsel to the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”) their fiduciary duty under the 1940 Act in reviewing the Agreement and their obligation to obtain all information relevant to their consideration thereof. The Board discussed the fees payable by the Portfolio under the Agreement, the duties of the Trustees under, and the fiduciary standards established by, Section 36(b) of the 1940 Act, the legislative history of the amendments to the 1940 Act, the history of management fee standards and regulations, positions taken thereon by the Securities and Exchange Commission and Congress, the criteria generally considered in evaluating the reasonableness of fees, and lawsuits illustrating the courts’ application and interpretation of the applicable fiduciary standards.

The Trustees reviewed information concerning the historical performance of the Portfolio as compared with a group of comparable funds, the annualized expense ratios as a percentage of average net assets of each fund in the comparison group, historical expense ratio comparisons, and certain financial information about Milestone Capital, including the profitability of the Portfolio to Milestone Capital. The Trustees also discussed with counsel to the Trust the comparability criteria for the Portfolio and the funds comprising the comparison group for the Portfolio.

Representatives from Milestone Capital discussed the firm’s ownership structure. The Board discussed Milestone Capital’s profitability, the firm’s retention of key employees and the firm’s evaluation of risks in the money market fund universe. The Board also reviewed the activities of the Chief Legal and Compliance Officer of the Trust and the activities of a similar officer of Milestone Capital.

After the Independent Trustees had met with their counsel in executive session, the full Board concluded that, in light of the Trust’s superior investment performance, the fees paid by the Portfolio (and the related profits to Milestone Capital) were fair, reasonable and consistent with those paid by similar institutional treasury and repo-only funds. The Board also concluded that the overall expense ratios and waivers applicable to the various classes of Portfolio shares demonstrated the benefits of economies of scale to shareholders. Accordingly, the Board, having determined that the Agreement (including the fees payable thereunder) was reasonable, fair and in the best interests of the Portfolio and its shareholders, approved the continuation of the Agreement.

The Board, having approved the Agreement, recommended that it be submitted to shareholders for their approval. The Agreement was approved by shareholders on December 23, 2008.

The Milestone Funds

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their year of birth, positions and principal occupations during the past five years are set forth below. The business address for the Trustees and Officers is c/o Milestone Capital Management, LLC, 115 East Putnam Avenue, Greenwich, CT 06830. There is no limit on the length of the term that each trustee serves. The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME, AGE, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
TRUSTEES

NON INTERESTED PERSONS
John D. Gilliam Born: 1931 Trustee since October 1994 Chairman since April 2004

Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey, from 1995 to 2003. From 1991 to 1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset Management, for the City of New York. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987.

Laura A. Garner Born: 1960 Trustee since June 2006

Partner, Marketing and Investor Relations, Grail Partners, LLC (merchant bank), since 2007. Business Development Director, Juniper Capital Group LLC (asset management), 2003 to 2007. Global Marketing Director, Merrill Lynch Global Debt Markets, 2001 to 2003. Chief Marketing Officer, Internet partnership Group (education technology), 2000 to 2001.

Nicholas J. Kovich Born: 1956 Trustee since June 2006	President and Chief Executive Officer, Kovich Capital Management (private asset management), since 2001. Managing Director, Morgan Stanley Investment Management, 1996 to 2001.
Allen Lee Sessoms Born: 1946 Trustee since June 1997

President, University of the District of Columbia. Former President of Delaware State University, 2003 to 2008. Former Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to 2003. Former President of Queens College, The City University of New York, 1995 to 2000. Former Executive Vice President, University of Massachusetts System from 1993 to 1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and counselor for Scientific and Technological Affairs, U.S. Embassy, Parks, France. From 1974 to 1981 Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973 to 1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to 1973.

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME, AGE, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
TRUSTEES (Continued)

INTERESTED PERSONS
Leigh L. Carleton Born: 1950 Chief Executive Officer, and Chief Legal Officer Officer since 2007 Trustee since September 2008

President and Chief Executive Officer of Milestone Capital Management, LLC, the Adviser to the Portfolio, since March of 2007. Managed real estate development at the Airlie Group from 2003 to 2007. From 1985 to 2002, managed real estate development projects. From 1972 to 1985 held various positions at IBM in the Large Systems Marketing Division including marketing, marketing practices, and management.

Leigh Carleton is an interested person of the Trust as that term is defined in the 1940 Act.

OFFICERS
Leigh L. Carleton Born: 1950 Chief Executive Officer, and Chief Legal Officer Officer since 2007 Trustee since September 2008

President and Chief Executive Officer of Milestone Capital Management, LLC, the Adviser to the Portfolio, since March of 2007. Managed real estate development at the Airlie Group from 2003 to 2007. From 1985 to 2002, managed real estate development projects. From 1972 to 1985 held various positions at IBM in the Large Systems Marketing Division including marketing, marketing practices, and management.

Marc H. Pfeffer Born: 1964 Chief Financial Officer since 2005

Chief Investment Officer at Milestone Capital Management, LLC, since 2004. Associate Director with Bear, Stearns & Co., Inc. from 2001 to 2004. Mr. Pfeffer was previously the Co-Chief Investment Officer, Milestone Capital Management, LP from 1994 to 2001. From 1986 to 1994, he was with Goldman Sachs & Co., Inc., during which period he became Vice President.

Lisa Hanratty Born: 1964 Secretary since 2007	Secretary of the Adviser since March of 2007. Assistant to the Head of the Airlie Group, since 1990. From 1982 to 1989, Sales Assistant at Goldman Sachs in the High Yield Department.
Michael J. Wagner Born: 1950 Chief Compliance Officer since 2007

President of Northern Lights Compliance Services, LLC since 2006; Senior Vice President of Fund Compliance Services, LLC from 2004 to 2006; Vice President of GemCom, LLC since 2004; President of Gemini Fund Services, LLC from 2003 to 2006; Chief Operations Officer of Gemini Fund Services, LLC from 2003 to 2006; Senior Vice President, Fund Accounting, of Orbitex Fund Services from 2001 to 2002; Director, Constellation Trust Company from 2005 to 2008.

(This page intentionally left blank.)

The Milestone Funds

Adviser
Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830
Administrator
Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660
Sub-Administrator / Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Legal Counsel
Kramer, Levin, Naftalis & Frankel
1177 Avenue of the Americas
New York, NY 10036
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus

A description of the Funds proxy voting policies and procedures is available without charge and upon request by calling the Milestone Funds at (800) 941-MILE or by accessing the

Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request,

by calling The Milestone Funds at (800) 941-MILE or accessing the Funds’ Form N-PX on the

Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the

SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the

Commission’s Public Reference Room in Washington, DC; information on the operation of the

Public Reference Room may be obtained by calling (800)-SEC-0330.

The Milestone Funds

115 East Putnam Avenue, Greenwich, CT 06830
800-941-MILE

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b)	Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Milestone Funds

By:	/s/ Leigh Carleton
Leigh Carleton, Chief Executive Officer

Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant: The Milestone Funds

By:	/s/ Leigh Carleton
Leigh Carleton, Chief Executive Officer

Date: July 29, 2009

By:	/s/ Marc H. Pfeffer
Marc H. Pfeffer, Chief Financial Officer

Date: July 29, 2009